De-SPAC Merger Transaction - Narrative (Details) $ / shares in Units, $ in Thousands						3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 29, 2023 USD ($)	Jun. 08, 2023 shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 30, 2023 shares
Class of Stock [Line Items]
Aggregate amount received | $															$ 192,800
Common stock, par value (in dollars per share) | $ / shares													$ 0.001
Anniversary of closing date											10 years
Discount rate				20
Valuation (in dollars per share) | $ / shares				$ 10
Discounted valuation (in dollars per share) | $ / shares				8
Compensation expense | $						$ 8,503		$ 2,737	$ 2,828		$ 35,504	$ 6,244	$ 10,085		23,153	$ 107,808
Cash and cash equivalents | $						2,394			$ 70,588		2,394		$ 8,726	[1]
Net proceeds | $			$ 1,800
Units outstanding (in shares)									67,486,000				67,486,000
Units issued (in shares)									67,486,000				67,486,000
Fair value | $						956					956		$ 0	[1]
Gain (loss) on investment | $						$ (42,775)		$ (21,037)	$ (56,011)	$ (2,180)	(46,236)	$ (33,058)	$ (51,421)		$ 31,837	$ (30,670)
Conversion of BCG Common Class A Units
Class of Stock [Line Items]
Additional value | $							$ 15,000
Compensation expense | $							$ 15,000				$ 15,000
River North, L.P.
Class of Stock [Line Items]
Gross proceeds | $	$ 5,000
Avalon
Class of Stock [Line Items]
Cash and cash equivalents | $			27,900
Transaction expense | $			26,100
Ben | Additional Paid-in Capital
Class of Stock [Line Items]
Transaction expense | $			$ 21,700
Beneficient Warrants
Class of Stock [Line Items]
Units converted (in shares)			23,625,000
Warrants outstanding (in shares)		23,757,500				24,699,725					24,699,725
Warrants issued (in shares)		23,757,500
Warrant exercise price (in dollars per share) | $ / shares			$ 11.5
Earnout period			5 years
Minimum number of days for written notice			30 days
Number of trading days			20 days
Number of consecutive trading days			30 days
Share price (in dollars per share) | $ / shares			$ 10
Fair value | $						$ 1,000					$ 1,000
Gain (loss) on investment | $						$ 200					$ 1,700
Beneficient Warrants | $18.00 Minimum Share Price
Class of Stock [Line Items]
Repurchase price (in dollars per share) | $ / shares			0.01
Share price (in dollars per share) | $ / shares			18
Beneficient Warrants | $10.00 Minimum Share Price
Class of Stock [Line Items]
Repurchase price (in dollars per share) | $ / shares			$ 0.1
Avalon Warrants, Publicly Traded
Class of Stock [Line Items]
Warrants assumed (in shares)			15,525,000
Avalon Warrants, Private Placement
Class of Stock [Line Items]
Warrants assumed (in shares)			8,100,000
Closing period			30 days
Avalon Class A Common Stock
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares					$ 10.588
Aggregate amount received | $			$ 20,000		$ 25,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Disbursed amount | $					5,000
Reserve amount | $					20,000
Units converted (in shares)			1
Transaction expense | $			$ 26,100
Avalon Class A Common Stock | Ben
Class of Stock [Line Items]
Aggregate amount received | $					$ 5,000
Common Class A
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares						$ 2.59					$ 2.59
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	0.001					0.001
Shares held post conversion (in shares)					2,956,480
Minimum price per share (in dollars per share) | $ / shares					$ 5
Maximum percentage of stock to sell					10.00%
Units converted (in shares)				1.25
Valuation (in dollars per share) | $ / shares						$ 10					$ 10
Units converted (in shares)				1,396,457
Stock issued (in shares)			7,971,864
Units outstanding (in shares)		188,674,282				242,340,000					242,340,000		179,634,000
Units issued (in shares)		188,674,282				242,884,000					242,884,000		180,178,000
Additional shares (in shares)		687,588
Stock outstanding following combination (in shares)		189,379,498
Securities exercisable (in shares)			1
Common Class A | Conversion of BCG Common Class A Units
Class of Stock [Line Items]
Shares issued in connection to conversion (in shares)				86,116,884
Common Class A | Conversion of BCG Preferred B-2 Units
Class of Stock [Line Items]
Shares issued in connection to conversion (in shares)				94,050,534
Common Class A | Minimum
Class of Stock [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares					$ 5
Common Class A | Maximum
Class of Stock [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares					8
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001		$ 0.001
Forward Purchase Agreement, Purchased Shares
Class of Stock [Line Items]
Purchase agreement, transaction shares (in shares)					1,064,333
Forward Purchase Agreement, Prepaid Forward Shares
Class of Stock [Line Items]
Purchase agreement, transaction shares (in shares)					1,892,147
Class A common stock, par value $0.001 per share
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares					$ 10.588
Avalon Class B Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Series A preferred stock
Class of Stock [Line Items]
Units converted (in shares)			1
Preferred stock, shares outstanding (in shares)		2,796,864				0					0						0
Preferred stock, shares issued (in shares)		2,796,864	2,796,864			0					0		0
Securities exercisable (in shares)			1
Common Class B
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001					$ 0.001		$ 0.001
Units converted (in shares)				1.25
Units converted (in shares)				15,312,360
Units outstanding (in shares)		19,140,451
Units issued (in shares)		19,140,451				19,140,000					19,140,000		19,140,000
Common Class B | Conversion of BCG Common Class B Units
Class of Stock [Line Items]
Shares issued in connection to conversion (in shares)				19,140,451

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.